STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES

                              CAPITAL APPRECIATION

                          INTERMEDIATE GOVERNMENT BOND

                                 INTERNATIONAL



                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1998

                                  STRATUS FUND
                             Schedule of Investments
                               December 31, 1998

                                GROWTH PORTFOLIO
                                                           Percent
                                                            of Net       Market
  Shares               Common Stock - 96.15%                Assets        Value
  ------               ---------------------                ------        -----

            Building Materials/Construction                  1.47%
            -------------------------------
  15,000    Home Depot, Inc.                                           $917,813

            Computer Related                                14.93%
            ----------------
  12,000    America Online, Inc.*                                     1,737,000
  40,000    Compaq Computer Corp.                                     1,677,500
  18,000    International Business Machine Corp.                      3,325,500
  12,000    Microsoft Corp.*                                          1,664,250
  18,000    Transaction Systems Architects, Inc.*                       900,000
                                                                        -------
                                                                      9,304,250

            Electronics                                      5.05%
            -----------
  15,000    Intel Corp.                                               1,778,438
  16,000    Texas Instruments, Inc.                                   1,369,000
                                                                      ---------
                                                                      3,147,438
            Entertainment/Leisure                            2.70%
            ---------------------
  35,000    Carnival Corp. Class A                                    1,680,000

            Financial Services                               8.99%
            ------------------
  20,000    BankAmerica Corp.                                         1,202,500
   7,000    Merrill Lynch & Co., Inc.                                   467,250
  30,000    Banc One Corp.                                            1,531,875
  50,000    SLM Holdings Corp.                                        2,400,000
                                                                      ---------
                                                                      5,601,625

            Food/Beverage/Tobacco                            3.44%
            ---------------------
  30,000    International Home Foods, Inc.*                             506,250
  40,000    Pepsico, Inc.                                             1,637,500
                                                                      ---------
                                                                      2,143,750
            Funeral Service/Related                          1.53%
            -----------------------
  25,000    Service Corp International                                  951,563

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                                GROWTH PORTFOLIO

                                                           Percent
                                                            of Net        Market
  Shares                Common Stock Cont'd                 Assets         Value
----------          -----------------------------           ------      --------

            Holding Companies                                2.19%
            -----------------
  20,000    Chase Manhattan Corp                                      $1,361,250

            Household Products/Wares                         1.01%
            ------------------------
  20,000    Rubbermaid, Inc.                                             628,750

            Industrial Services                              1.74%
            -------------------
  30,000    Ecolab, Inc.                                               1,085,625

            Insurance                                        3.13%
            ---------
  25,000    American General Corp.                                     1,950,000

            Manufacturing                                    2.66%
            -------------
  10,000    Honeywell, Inc.                                              753,125
  12,000    Tyco International Ltd.                                      905,250
                                                                         -------
                                                                       1,658,375
            Medical Supplies/Service                         5.56%
            ------------------------
  28,000    Becton Dickinson Co.                                       1,195,250
  15,000    Cardinal Health, Inc.                                      1,138,125
  15,000    Warner-Lambert Co.*                                        1,127,813
                                                                       ---------
                                                                       3,461,188

            Oil Company- Integrated                          4.99%
            -----------------------
  15,000    Mobil Corp.                                                1,306,875
  12,000    Texaco, Inc.                                                 634,500
  16,000    Exxon Corp.                                                1,170,000
                                                                       ---------
                                                                       3,111,375

            Office/Business                                  2.84%
            ---------------
  15,000    Xerox Corp.                                                1,770,000

            Packaging/Container                              1.88%
            -------------------
  26,000    Avery Dennison Corp.                                       1,171,625

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                                GROWTH PORTFOLIO


                                                           Percent
                                                            of Net        Market
  Shares                Common Stock Cont'd                 Assets         Value
---------             -------------------------           ---------      -------

            Pharmaceutical/Medical                           2.84%
            ----------------------
  12,000    Merck & Company, Inc.                                     $1,772,250

            Publishing/Printing                              2.12%
            -------------------
  20,000    Gannett Co.                                                1,323,750

            Retail Store                                     6.81%
            ------------
  15,000    Costco Co., Inc.*                                          1,082,811
  20,000    CVS Corp.                                                  1,100,000
  20,000    Long's Drug Stores                                           750,000
  30,000    Staples, Inc.*                                             1,310,625
                                                                       ---------
                                                                       4,243,436

            Telecommunications                               6.38%
            ------------------
  15,000    Airtouch Communications, Inc.*                             1,081,875
  22,000    Northern Telecom Limited                                   1,102,750
  25,000    MCI Worldcom, Inc.*                                        1,793,750
                                                                       ---------
                                                                       3,978,375

            Transportation                                   5.68%
            --------------
  40,000    Burlington Northern Railroad                               1,350,000
  12,000    FDX Corp*                                                  1,068,000
  50,000    Southwest Airlines Co.                                     1,121,875
                                                                       ---------
                                                                       3,539,875
            Utilities                                        1.50%
            ---------
  20,000    Texas Utilities                                              933,750

            Utilities-Electric                               4.13%
            ------------------
  40,000    CalEnergy Co, Inc.*                                        1,387,500
  40,000    Kansas City Power & Light Co.                              1,185,000
                                                                       ---------
                                                                       2,572,500

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                                GROWTH PORTFOLIO

                                                           Percent
                                                            of Net        Market
  Shares                Common Stock Cont'd                 Assets         Value
  ------                -------------------                 ------         -----

            Utilities-Telecommunication                      2.58%
            ---------------------------
  30,000    SBC Communications, Inc.                                  $1,608,750
                                                                      ----------

       Total Investment in Securities (cost $43,982,452)    96.15%   $59,917,313
       Cash equivalents                                      3.82%     2,381,326
       Other assets, less liabilities                        0.03%        16,537
                                                             -----        ------
       TOTAL NET ASSETS                                    100.00%   $62,315,176
                                                           =======   ===========

       * Indicates non-income producing security.

                                  STRATUS FUND
                             Schedule of Investments
                                December 31, 1998

                         GOVERNMENT SECURITIES PORTFOLIO


                                                         Percent
 Principal                                               of Net        Market
  Amount                 U.S. Government Securities      Assets        Value

 $2,000,000     Federal Home Loan Bond 6.055% 10/15/02     97.63%     $2,014,620
                                                           ------
  2,000,000     Federal Home Loan Bond 5.80% 8/24/01                   2,009,660
  1,000,000     Federal National Mtg. Assn. 6.2%  due 6/6/00           1,017,590
  2,000,000     Federal National Mtg. Assn. 6.35%  due 6/10/05         2,136,120
  1,000,000     Federal National Mtg. Assn. 5.10%  due 11/29/00          999,929
  3,000,000     U.S. Treasury Note 6.50% due 5/31/01                   3,124,219
    500,000     U.S. Treasury Bond 6.25% due 3/31/99                     501,953
  2,000,000     U.S. Treasury Bond 6.625% due 3/31/02                  2,114,688
  2,000,000     U.S. Treasury Bond 6.375% due 7/15/99                  2,018,438
  3,000,000     U.S. Treasury Bond 6.375% due 1/15/00                  3,051,563
  3,000,000     U.S. Treasury Bond 5.75% due 8/15/03                   3,132,188
  1,000,000     U.S. Treasury Bond 7.75% due 11/30/99                  1,027,344
  3,000,000     U.S. Treasury Bond 5.75% due 10/31/00                  3,058,594
  2,000,000     U.S. Treasury Bond 5.50% due 12/31/00                  2,033,435
                                                                       ---------


   Total investment in securities (cost $27,420,437)       97.63%    $28,240,341
   Cash equivalents                                         0.83%        240,801
   Other assets, less liabilities                           1.54%        443,278
                                                           ------     ----------
   TOTAL NET ASSETS                                       100.00%    $28,924,420
                                                          =======    ===========

                                  STRATUS FUND
                             Schedule of Investments
                               December 31, 1998

                         CAPITAL APPRECIATION PORTFOLIO

                                                             Percent
                                                              of Net      Market
   Shares               COMMON STOCK - 95.44%                 Assets       Value
   ------               ---------------------                 ------       -----

             Auto/Truck/Parts                                  4.20%
             ----------------
    5,500    Hertz Corporation Class A                                  $250,938
    4,500    Budget Group, Inc.*                                          71,438
                                                                          ------
                                                                         322,376
             Airlines                                          0.54%
             --------
    2,000    Mesaba Holdings, Inc.                                        41,250

             Building Residential/Commercial                   1.15%
             -------------------------------
    2,400    Lone Star Industries, Inc.                                   88,350

             Commercial Services                               3.18%
             -------------------
    5,600    Manpower, Inc.                                              141,050
    9,000    Mail-Well, Inc.*                                            102,938
                                                                         -------
                                                                         243,988

             Computer Related                                 21.37%
             ----------------
    3,500    Affiliated Computer, Inc.*                                  157,500
    3,500    Axent Technologies, Inc.*                                   106,969
    9,000    Ciber, Inc.*                                                251,438
   11,000    Deanon Systems, Inc.*                                        99,000
    5,500    Keane, Inc.*                                                219,656
    6,000    Pomeroy Computer Resources*                                 135,000
    6,500    Sterling Software*                                          175,906
    9,800    Symantec Corp.*                                             213,150
    4,000    Transaction Systems*                                        200,000
    9,000    Vanstar Corporation                                          83,250
                                                                          ------
                                                                       1,641,869

             Electrical Equipment                              2.94%
             --------------------
    8,200    C & D Tech, Inc.*                                           225,500

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                         CAPITAL APPRECIATION PORTFOLIO

                                                             Percent
                                                              of Net      Market
   Shares               COMMON STOCK (Cont'd)                 Assets       Value
--------------        -------------------------             ----------    ------
             Direct Marketing                                  3.19%
             ----------------
    8,600    Harte-Hanks, Inc.                                          $245,100

             Electronics                                       1.75%
             -----------
    4,000    Innovex, Inc.                                                54,875
    2,500    Technitrol, Inc.                                             79,688
                                                                          ------
                                                                         134,563

             Educational Services                              1.99%
             --------------------
    5,000    Sylvan Learning Systems*                                    152,500

             Financial Services                                6.16%
             ------------------
    2,500    CMAC Investment Corp.                                       114,844
   11,900    Everen Capital Corp.                                        270,725
    2,800    Oriental Financial Group                                     87,675
                                                                          ------
                                                                         473,244

             Food/Berverage/Tobacco                            6.01%
             ----------------------
    7,000    The Earthgrains Co.                                         216,563
    5,000    U.S. Foodservice*                                           245,000
                                                                         -------
                                                                         461,563

             Food Processing                                   1.19%
             ---------------
    4,600    Pilgrims Pride Corp.                                         91,713

             Household Products/Wares                          5.21%
             ------------------------
    5,000    Pillowtex Corp.                                             133,750
   11,000    Shaw Industries, Inc.                                       266,750
                                                                         -------
                                                                         400,500
             Insurance                                         6.97%
             ---------
    5,600    First American Finance Co.                                  179,900
    7,600    Fremont General Corp.                                       188,100
    3,000    Landamerica Financial Corp.                                 167,438
                                                                         -------
                                                                         535,438

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                         CAPITAL APPRECIATION PORTFOLIO
                                                             Percent
                                                              of Net      Market
   Shares               COMMON STOCK (Cont'd)                 Assets       Value
   ------               ---------------------                 ------       -----

             Manufacturing                                     8.91%
             -------------
    4,500    Kaydon Corp.                                               $180,281
    3,200    Plantronics, Inc.*                                          275,200
    4,500    USG Corp.*                                                  229,219
                                                                         -------
                                                                         684,700

             Medical Supplies/Services                         0.89%
             -------------------------
    6,500    ESC Medical Systems Ltd.*                                    68,250

             Pharmaceutical/Medical                            1.91%
             ----------------------
    4,200    Advance Paradigm, Inc.*                                     147,000

             Retail/Apparel                                    5.68%
             --------------
    2,600    Tommy Hilfiger Corp.*                                       156,000
    8,700    Zale Corp.*                                                 280,575
                                                                         -------
                                                                         436,575
             Retail Store                                      3.92%
             ------------
    6,500    BJ's Wholesale Club*                                        301,027

             Retirement/Aged Care                              2.81%
             --------------------
    3,000    Assisted Living Concepts, Inc.*                              39,375
    3,400    Sunrise Assisted Living*                                    176,375
                                                                         -------
                                                                         215,750
             Transportation                                    0.86%
             --------------
    1,500    Alaska Airgroup, Inc.                                        66,375

             Utilities-Electric                                4.61%
             ------------------
    7,000    CalEnergy Co., Inc.*                                       242,813
    4,500    Empire District Electric Co                                111,375
                                                                        -------
                                                                        354,188

             Total investment in securities (cost $6,874,545) 95.44% $7,331,819
             Cash equivalents                                  5.02%    385,514
             Other assets, less liabilities                   (0.45%)   (34,839)
                                                                        --------
             NET ASSETS                                      100.00%  $7,682,494

             *Indicates nonincome-producing security

                                  STRATUS FUND
                             Schedule of Investments
                               December 31, 1998


                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                 Percent
 Principal                                        of Net        Market
    Amount  Government Agency Bonds               Assets         Value
----------  --------------------------------     --------      --------
  $500,000  U.S. Treasury Bond 6.25% due 1/31/02  91.29%      $522,266
   400,000  U.S. Treasury Bond 6.625% due 4/30/02              423,438
   500,000  U.S. Treasury Bond 6.375% due 1/15/99              500,234
   400,000  U.S. Treasury Bond 6.375% due 1/15/00              406,875
   500,000  U.S. Treasury Bond 7.125% due 2/29/00              513,516
   500,000  U.S. Treasury Bond 6.125% due 7/31/00              511,094
   500,000  U.S. Treasury Bond 6.25% due 10/31/01              521,093
                                                               -------
                                                             3,398,516
                                                             ---------

 Total investment in securities (cost $3,305,490) $91.29%   $3,398,516
    Cash equivalents                                7.14%      265,689
    Other assets, less liabilities                  1.57%       58,431
                                                  -------    ---------
    TOTAL NET ASSETS                              100.00%   $3,722,636

                                  STRATUS FUND
                             Schedule of Investments
                               December 31, 1998

                             INTERNATIONAL PORTFOLIO

                                                   Percent
                                                    of Net              Market
    Shares          Common Stock - 99.73%           Assets               Value
    ------          ---------------------           ------               -----

             Auto/Truck/Parts                        7.49%
             ----------------
       950   Bridgestone Corp. ADR                                     $216,030
     5,700   PSA Peugeot Citroen ADR                                   220,663
    21,500   Volkswagon Ag ADR                                         343,377
                                                                       -------
                                                                       780,070
             Chemicals                               1.26%
             ---------
     3,900   Quimica Minera Chili SA ADR                               131,381

             Comercial Services                      1.12%
             ------------------
       700   Secom Limited ADR                                         116,174

             Computer Related                        1.86%
             ----------------
     2,900   Fujitsu Limited ADR                                       193,468

             Diversified Operations                  9.82%
             ----------------------
     7,919   Barlow Ltd ADR                                             30,423
     5,200   Vivendi Sp ADR                                            269,960
     3,800   Hutchinson Whampoa Ltd ADR                                134,278
    20,800   Kawasaki Industries Ltd ADR*                              195,466
     8,800   Orkla ASA-ADR *                                           131,097
     3,000   Telecom Italia ADR                                        261,000
                                                                       -------
                                                                     1,022,224

             Financial Services                     21.85%
             ------------------
     4,000   Allied Irish Banks ADR                                    441,500
     2,500   Barclays Plc ADR                                          225,000
     8,485   Banco Frances Del Rio De La Plata S.A. ADR                176,064
     4,000   Banque National Paris ADR                                 329,538
     3,900   Dresdner Bank ADR                                         163,913
     2,800   Deutsche Bank ADR                                         164,837
     3,000   Istituto Bancario San Paolo-IMI ADR*                      107,250

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                             INTERNATIONAL PORTFOLIO

                                                   Percent
                                                    of Net              Market
    Shares                                          Assets              Value
    ------                                          ------              -----
             Financial Services Cont'd
     3,050   National Australia Bank Ltd ADR                          $227,034
     7,000   Societe Generale ADR                                      226,817
     1,500   Sumitomo Bank ADR                                         154,260
     4,000   Uniao De Bancos S.A.                                       57,750
                                                                        ------
                                                                     2,273,963

             Food/Beverage/Tobacco                   4.19%
             ---------------------
     6,300   Cadbury Schweppes ADR                                    436,275

             Holding Company                         1.05%
             ---------------
     6,500   South Africa Brewing ADR                                 109,500

             Household Products                      1.97%
             ------------------
     3,300   Asahi Glass Company ADR                                  205,086

             Index Series                            2.72%
             ------------
     8,600   Webs-Italy Index Series*                                 233,813
     8,000   Webs-Singapore Index Series*                              49,000
                                                                       ------
                                                                      282,813

             Insurance                               3.10%
             ---------
     2,024   Aegon N.V. ADR                                           247,434
    11,000   Liberty Life Association of Africa ADR                    75,732
                                                                       ------
                                                                      323,166

             Manufacturing                           3.30%
             -------------
     4,900   Fuji Photo Film ADR                                      179,463
    14,200   Olympus Opitcal ADR                                      163,531
                                                                      -------
                                                                      342,994
             Medical Supplies/Services               1.10%
             -------------------------
     1,650   Smithkline Beecham ADR                                   114,675

             Oil-Field Services                      1.15%
             ------------------
     7,600   Petroleum Geo ADR*                                       119,700

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                             INTERNATIONAL PORTFOLIO
                                                   Percent
                                                    of Net             Market
    Shares                                          Assets              Value
    ------                                          ------              -----
             Oil Exploration/Production              0.96%
             --------------------------
     2,000   Total SA Sponsor ADR                                      $99,500

             Oil/Gas Drilling                        2.26%
             ----------------
     1,000   Eni Spa ADR                                                67,750
     4,500   Shell Transport & Trading Company ADR                     167,344
                                                                       -------
                                                                       235,094
             Oil Company-Integrated                  1.30%
             ----------------------
    11,900   Petrolio Brasileiro ADR                                   134,936

             Pharmaceutical/Medical                  4.34%
             ----------------------
     4,600   Novartis AG ADR                                           452,136

             Publishing/Printing                     3.68%
             -------------------
    10,145   Vnu-Verenigde Nederlandse ADR                             382,734

             Real Estate                             2.94%
             -----------
    20,800   City Developments Ltd ADR                                  90,135
     2,400   Mitsubishi Estate Co ADR                                  215,538
                                                                       -------
                                                                       305,673
             Recreation                              1.96%
             ----------
    25,500   Ladbroke Group ADR                                        203,651

             Retail Store
    12,884   Cifra SA ADR                            3.69%             156,332
     3,300   Ito-Yokado Co., Ltd ADR                                   227,700
                                                                       -------
                                                                       384,032
             Telecommunications                     10.90%
             ------------------
     1,400   British Tele Plc ADR                                      212,363
     3,200   China Telecommunications ADR*                             111,200
     5,900   Cia de Telecommunications de Chile Sa ADR                 122,056
     4,600   Nippon Telegraph & Telephone ADR                          172,500
     5,700   Telecom Corporation of New Zealand                        203,419
     5,000   Portugal Telecom sa ADR                                   223,125
     5,900   Singapore Telecom Ltd ADR                                  90,111
                                                                        ------
                                                                     1,134,774

                                  STRATUS FUND
                       Schedule of Investments (Continued)
                             INTERNATIONAL PORTFOLIO

                                                   Percent
                                                    of Net              Market
    Shares                                          Assets               Value
    ------                                          ------               -----

             Utlities-Electric                       2.34%
             -----------------
     5,900   Scottishpower Plc ADR                                   $243,743

             Utlities/Telecommunications             3.38%
             ---------------------------
     2,600   Telefonica de Espana ADR                                 351,975
                                                                      -------

  Total investment in securities (cost $9,519,382)  99.73%        $10,379,737
  Cash equivalents                                   0.17%             18,978
  Other Assets, less liabilities                     0.10%              9,922
                                                   ------         -----------
  TOTAL NET ASSETS                                 100.00%        $10,408,637
                                                   ======         ===========

             * Indicates non-income producing security.


                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                               December 31, 1998
                                   (Unaudited)

                                                                   Government      Capital
                                                       Growth      Securities   Appreciation
Assets:                                               Portfolio     Portfolio     Portfolio
                                                     ------------  ------------ --------------
    Investments in securities, at market value
     (cost $43,982,452, $27,420,437 and $6,874,545)  $59,917,313   $28,240,341     $7,331,819
    Cash equivalents                                   2,381,326       240,801        385,514
    Accrued interest and dividends receivable             70,677       448,093          3,621
    Receivable for fund shares sold                       28,708        25,111          8,621
                                                         -------       -------         -----
        Total assets                                  62,398,025    28,954,346      7,729,575
                                                      ===========   ===========     =========

Liabilities:
    Accrued expenses, including investment
      management and distribution expense payable to
      adviser, administrator and distributor              61,947        26,938         15,355
    Commissions payable for fund shares sold                 294           -               92
    Payable for fund shares redeemed                      20,608         2,988         31,634
        Total liabilities                                 82,849        29,926         47,081
                                                          -------       -------        ------
Net assets applicable to outstanding capital stock    $62,315,176   $28,924,420    $7,682,494
                                                      ============  ============   ==========

Net assets are represented by:
    Capital stock outstanding                             $3,527        $2,892           $575
    Additional paid-in capital                        45,891,586    28,536,669      7,681,462
    Accumulated undistributed net investment income(loss)    872           351        (10,853)
    Accumulated net realized gain/(loss) on investments  484,329      (435,397)      (445,964)
    Unrealized appreciation                           15,934,861       819,904        457,274
                                                     -----------      --------        -------
        Total net assets applicable to
          shares outstanding                         $62,315,176   $28,924,420     $7,682,494
                                                     ============  ============    ==========

Shares outstanding and net asset value per share
    Institutional Shares of Capital Stock Outstanding  3,467,409     2,874,934        553,099
    Net Asset Value per share - Institutional Shares      $17.67        $10.00         $13.36
                                                          ======        ======         ======
    Retail Shares of Capital Stock Outstanding            59,156        17,484         21,925
    Net Asset Value per share - Retail Shares             $17.67        $10.00         $13.34
                                                          ======        ======         ======

    See accompanying notes to financial statements.

                              STRATUS FUND, INC.
                     Statement of Assets and Liabilities
                               December 31, 1998
                                 (Unaudited)

                                                  Intermediate
                                                   Government
                                                      Bond       International
Assets:                                            Portfolio       Portfolio
                                                  -------------  --------------
   Investments in securities, at market value
    (cost $3,305,490 and $9,519,382 respectively)   $3,398,516     $10,379,737
   Cash equivalents                                    265,689          18,978
   Accrued interest and dividends receivable            75,407          21,012
   Receivable for fund shares sold                          -           11,699
                                                   -----------      ----------
       Total assets                                 $3,739,611     $10,431,426
                                                   ===========     ===========

Liabilities:
   Accrued expenses, including investment
     management and distribution expense payable to
     adviser, administrator and distributor              4,060          18,401
   Payable for commissions on shares sold                    -              44
   Payable for fund shares redeemed                     12,916           4,344
                                                       -------          -----
       Total liabilities                                16,975          22,789
Net assets applicable to outstanding capital stock  $3,722,636     $10,408,637
                                                     =========      ==========
Net assets are represented by:
   Capital stock outstanding, at par                      $348            $936
   Additional paid-in capital                        3,744,907       9,566,492
   Accumulated undistributed net investment income          27               3
   Accumulated net realized loss on investments       (115,672)        (19,149)
   Unrealized appreciation                              93,026         860,355
                                                       -------         -------
       Total net assets applicable to
         shares outstanding                         $3,722,636     $10,408,637
                                                     =========      ===========
Shares outstanding and net asset value per share
   Institutional Shares of Capital Stock Outstanding   345,543         921,389
   Net Asset Value per share - Institutional Shares     $10.69          $11.12
                                                        ======          ======
   Retail Shares of Capital Stock Outstanding            2,595          14,693
   Net Asset Value per share - Retail Shares            $10.69          $11.11
                                                        ======          ======

   See accompanying notes to financial statements.



                               STRATUS FUND, INC.
                             Statement of Operations
                       Six Months Ended December 31, 1998
                                   (Unaudited)

                                                                       Intermediate
                                                  Government  Capital  Government
                                        Growth    Securities Appreciation Bond  International
                                      Portfolio   Portfolio  Portfolio Portfolio Portfolio
                                      ----------- ---------- ------------------------------
Investment income:
   Dividends                            $340,490  $    -       $13,528  $    -     $87,781
   Interest                              103,489    912,068     11,648   117,454     6,996
                                        --------   --------    -------  --------     -----
        Total investment income          443,979    912,068     25,176   117,454    94,777
                                        --------   --------    -------  --------    ------

Expenses:
   Investment advisory fees              228,048     77,481     18,641    12,943    60,823
   Administration fees                    75,808     38,923      9,461     4,978    13,223
   Distribution expenses - Retail Class    1,329        251        352        43       213
   Accounting                              5,950      5,391      4,700     4,393     4,775
   Custodial fees                            -          -        6,258     2,064         -
   Securities pricing                      2,387                -1,831               3,412
   Other operating expenses               12,384      4,527        188    (1,156)   (2,261)
                                         -------     ------       ----    -------   -------
       Total expenses                    325,906    126,572     41,433    23,265    80,185
                                        --------   --------    -------   -------    ------
        Net investment income (loss)     118,073    785,496    (16,256)   94,189    14,592
                                        ========   ========    ========  =======    ======

Realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss)              771,256      4,006   (439,576)      205   187,549
   Net unrealized appreciation
       (depreciation)
        Beginning of period           14,247,166    436,489    714,191    54,272 1,542,266
        End of period                 15,934,861    819,904    457,274    93,026   860,355
                                      -----------  --------   --------   -------   -------
          Net unrealized appreciation
           (depreciation)              1,687,695    383,415   (256,917)   38,754  (681,911)
                                      ---------    --------   ---------  -------  ---------
          Net realized and unrealized
            gain (loss)
            on investments             2,458,951    387,421   (696,493)   38,959  (494,362)
                                      ----------   --------   ---------  -------  ---------

Net increase (decrease) in net assets
   resulting from operations          $2,577,024  $1,172,917 ($712,749) $133,148 ($479,770)
                                      =========== ========== ========== ======== ==========


   See accompanying notes to financial statements.


                                   STRATUS FUND, INC.
                           Statement of Changes in Net Assets
                         Six Months Ended December 31, 1998 and
                              the Year Ended June 30, 1998

                                                                      Government
                                             Growth                    Securities
                                            Portfolio                  Portfolio
                                  ---------------------------  -------------------------
                                  Period Ended  Year Ended    Period Ended  Year Ended
                                 Dec. 31, 1998  June 30, 1998 Dec. 31, 1998 June 30, 1998
                                  ------------------------------------------------------
                                  (Unaudited)                  (Unaudited)

Operations:
   Net investment income               $118,073      $355,054      $785,496    $1,459,915
   Net realized gain on investments     771,256     8,100,736         4,007         3,634
   Unrealized appreciation            1,687,695     2,638,991       383,415       453,367
                                    ------------  ------------  ------------  ------------
        Net increase in net assets
          resulting from operations   2,577,024    11,094,781     1,172,917     1,916,916
                                    ------------  ------------  ------------  ------------

Distributions to shareholders from:
   Net investment income                118,446       355,053       788,043     1,457,465
   Net realized gains                 5,410,198     5,694,496               -             -
                                    ------------  ------------  ------------  ------------
          Total Distribution          5,528,645     6,049,549       788,043     1,457,465
                                    ------------  ------------  ------------  ------------

Capital share transactions:
   Proceeds from sales                4,889,364    12,330,363     4,450,604     6,597,334
   Payment for redemptions           (8,093,876)   (4,620,192)   (7,139,427)   (4,417,351)
   Reinvestment of net investment
     income and net realized gain
     distributions
     at net asset value               4,590,218     4,936,588       721,521     1,333,543
                                    ------------  ------------  ------------  ------------
        Total increase/(decrease)
          from capital
          share transactions          1,385,707    12,646,759    (1,967,301)    3,513,526
                                    ------------  ------------  ------------  ------------
       Total increase/(decrease)
       in net assets                 (1,565,914)   17,691,991    (1,582,426)    3,972,977

Net Assets:
   Beginning of period               63,881,090    46,189,099    30,506,846    26,533,869
                                    ------------  ------------  ------------  ------------
   End of period                    $62,315,176   $63,881,090   $28,924,420   $30,506,846
                                    ============  ============  ============  ============



   See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                       Statement of Changes in Net Assets
                     Six Months Ended December 31, 1998 and
                          the Year Ended June 30, 1998

                                                                        Intermediate
                                              Capital                    Government
                                           Appreciation                     Bond
                                             Portfolio                   Portfolio
                                     --------------------------  ---------------------------
                                       Period Ended  Year Ended    Period Ended  Year Ended
                                      Dec. 31, 1998 June 30, 1998  Dec. 31, 1998 June 30, 1998
                                     --------------------------------------------------------
                                     (Unaudited)                 (Unaudited)
Operations:
    Net investment income (loss)        ($16,256)      $15,394       $94,189       $219,211
    Net realized gain (loss) on
     investments                        (439,576)      474,396           205          2,969
    Unrealized appreciation
     (depreciation                      (256,917)      (34,705)       38,754         50,307
                                     ------------  ------------  ------------  -------------
         Net increase (decrease)
           in net assets
           resulting from operations    (712,749)      455,085       133,148        272,487
                                     ------------  ------------  ------------  -------------

Distributions to shareholders from:
    Net investment income                    -          15,226        94,890        218,481
    Net realized gains                    24,115       461,511            -             -
                                     ------------  ------------  ------------  -------------
           Total Distribution             24,115       476,737        94,890        218,481
                                     ------------  ------------  ------------  -------------

Capital share transactions:
    Proceeds from sales                1,077,904     3,781,440        25,237        240,311
    Payment for redemptions           (2,076,975)   (1,569,897)     (466,218)    (1,059,642)
    Reinvestment of net investment
      income and net realized
      gain distributions
      at net asset value                  23,641       472,356        87,420        197,547
                                     ------------  ------------  ------------  -------------
         Total increase (decrease)
           from capital
           share transactions           (975,429)    2,683,899      (353,561)      (621,784)
                                     ------------  ------------  ------------  -------------
        Total increase (decrease)
            in net assets             (1,712,293)    2,662,247      (315,304)      (567,778)

Net Assets:
    Beginning of period                9,394,787     6,732,540     4,037,940      4,605,718
                                     ------------  ------------  ------------  -------------
    End of period                     $7,682,494    $9,394,787    $3,722,636     $4,037,940
                                     ============  ============  ============  =============

    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statement of Changes in Net Assets
                     Six Months Ended December 31, 1998 and
                          the Year Ended June 30, 1998


                                                       International
                                                         Portfolio
                                            ---------------------------
                                              Period Ended    Year Ended
                                            ---------------------------
                                              (Unaudited)
Operations:
    Net investment income                        $14,592       $23,436
    Net realized gain on investments             187,549           476
    Unrealized appreciation (depreciation)      (681,911)      639,696
                                            -------------  ------------
         Net increase (decrease) in net assets
           resulting from operations            (479,770)      663,608
                                            -------------  ------------

Distributions to shareholders from:
    Net investment income                         15,087        23,137
    Net realized gains                           207,171       131,684
                                            -------------  ------------
           Total Distribution                    222,258       154,821
                                            -------------  ------------

Capital share transactions:
    Proceeds from sales                          678,693     2,588,389
    Payment for redemptions                   (1,379,356)   (2,081,544)
    Reinvestment of net investment
      income and net realized gain distributions
      at net asset value                         212,399       152,190
                                            -------------  ------------
         Total increase (decrease) from capital
           share transactions                   (488,264)      659,035
                                            -------------  ------------
        Total increase (decrease) in
          net assets                          (1,190,292)    1,167,822

Net Assets:
    Beginning of period                       11,598,929    10,431,107
                                            -------------  ------------
    End of period                            $10,408,637   $11,598,929
                                            =============  ============


    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1998 and the
              Years Ended June 30, 1998, 1997, 1996, 1995, and the
               period from October 8, 1993 (commencement of class
                            shares) to June 30, 1994

                                                         Growth Portfolio- Institutional Class
                                          ---------------------------------------------------------------------
                                           Period Ended                                              Period Ended
                                           Dec. 31, 1998      1998     1997       1996      1995     June 30, 1994
                                          ---------------     -----   -----       -----     -----    -------------
                                          (Unaudited)
                                          -----------
Net asset value:
    Beginning of period                         $18.53       $17.07    $13.67     $11.47     $9.84      $10.00
                                                ------       ------    ------     ------     -----      ------
    Income from investment operations:
         Net investment income                    0.03         0.11      0.22       0.23      0.22        0.19
         Net realized and unrealized gain (loss)
           on investments                         0.70         3.45      3.99       2.36      1.72       (0.16)
                                                  -----        -----     -----      -----     -----      ------
    Total income from investment operations       0.73         3.56      4.21       2.59      1.94        0.03
                                                  -----        -----     -----      -----     -----       ----
    Less distributions:
    Dividends from net investment income         (0.03)       (0.11)    (0.22)     (0.22)    (0.22)      (0.19)
    Distribution from capital gains              (1.56)       (1.99)    (0.59)     (0.17)    (0.09)       0.00
                                                 ------       ------    ------     ------    ------       ----
         Total distributions                     (1.59)       (2.10)    (0.81)     (0.39)    (0.31)      (0.19)
                                                 ------       ------    ------     ------    ------      ------

         End of period                          $17.67       $18.53    $17.07 (a) $13.67    $11.47       $9.84
                                                ------       ------    ------     ------    ------       -----
Total return:                                   10.39%  (c)  22.29%    32.60% (a) 22.60%    20.30%      (0.03%)(b)
                                                ------       ------    ------     ------    ------      -------
Ratios/Supplemental data:
    Net assets, end of period (000's omitted)  $61,270       63,097    46,189     24,628    12,813      12,892
    Ratio of expenses to average net assets      1.07%  (c)   0.76%     0.72%      0.71%     0.82%       0.76% (c)
    Ratio of net income to average net assets    0.39%  (c)   0.18%     1.46%      1.78%     2.14%       2.38% (c)
    Portfolio turnover rate                    104.48%      137.03%    88.53%     92.72%    19.89%      10.05%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized.
(c) Annualized  for those  periods  less than  twelve  months in  duration.

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
     Six Months Ended December 31, 1998 and the Period from January 7, 1998
                 (commencement of class shares) to June 30, 1998

                                                 Growth Portfolio- Retail Class

                                               Period Ended      Period Ended
                                              Dec. 31, 1998      June 30, 1998
                                                (Unaudited)
Net asset value:
    Beginning of period                            $18.52           $15.86
                                                   -------          ------
    Income from investment operations:
         Net investment income                       0.01             0.04
         Net realized and unrealized gain
           on investments                            0.70             2.66
                                                     -----            ----
    Total income from investment operations          0.71             2.70
                                                     -----            ----

    Less distributions:
    Dividends from net investment income             0.00            (0.04)
    Distribution from capital gains                 (1.56)            0.00
                                                    ------            ----
         Total distributions                        (1.56)           (0.04)
                                                    ------           ------

         End of period                             $17.67 (a)       $18.52 (a)
                                                   ------           ------
Total return:                                      10.20% (a)(c)    16.89%(a)(b)
                                                   ------           ------

Ratios/Supplemental data:
    Net assets, end of period                   $1,045,288         $784,176
    Ratio of expenses to average net assets          1.37% (c )       1.50% (c)
    Ratio of net income to average net assets        0.09% (c )       0.13% (c)
    Portfolio turnover rate                        104.48%          137.03%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1998 and the
              Years Ended June 30, 1998, 1997, 1996, 1995, and the
                  period from October 8, 1993 (commencement of
                          operations) to June 30, 1994

                                                     Government Securities Portfolio- Institutional Class
                                             ---------------------------------------------------------------------

                                             Period Ended                                           Period Ended
                                             Dec. 31, 1998    1998     1997       1996      1995    June 30, 1994
                                             -------------    ----     ----       ----      ----    -------------
                                             (Unaudited)
                                             -----------
Net asset value:
   Beginning of period                             $9.88      $9.72    $9.64      $9.77     $9.40       $10.00
                                                   -----      -----    -----      -----     -----       ------
   Income (loss) from investment operations:
        Net investment income                       0.26       0.51     0.51       0.49      0.45         0.27
        Net realized and unrealized gain (loss)
          on investments                            0.12       0.16     0.08      (0.13)     0.37        (0.60)
                                                   -----      -----    -----      ------    -----        ------
   Total income (loss) from investment operations   0.38       0.67     0.59       0.36      0.82        (0.33)
                                                   -----      -----    -----      -----     -----        ------

   Less distributions from
        net investment income                      (0.26)     (0.51)   (0.51)     (0.49)    (0.45)       (0.27)
                                                   ------     ------   ------     ------    ------       ------

        End of period                             $10.00      $9.88    $9.72 (a)  $9.64     $9.77        $9.40
                                                  ------      -----    -----      -----     -----        -----

Total return:                                       7.7% (c)   7.0%     6.3% (a)   3.7%      9.0%        (3.4%)(b)
                                                    ----       ----     ----       ----      ----        ------

Ratios/Supplemental data:
   Net assets, end of period (000's omitted)     $28,750     30,368   26,534     23,043    13,885       12,478
   Ratio of expenses to average net assets         0.82% (c)  0.82%    0.71%      0.69%     0.80%        0.74% (c)
   Ratio of net income to average net assets       5.08% (c)  5.17%    5.21%      5.04%     4.82%        3.89% (c)
   Portfolio turnover rate                        12.46%      2.07%   27.20%     40.61%    33.88%       17.36%

(a)  Excludes maximum sales load of 3%
(b)  Total return is not annualized
(c) Annualized for those periods less than twelve months in duration.

   See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
             Six Months Ended December 31, 1998 and the Period from
        January 13, 1998 (commencement of class shares) to June 30, 1998


                                            Government Securities- Retail Class

                                               Period Ended       Period Ended
                                                Dec. 31, 1998     June 30, 1998
                                                (Unaudited)
Net asset value:                               --------------    --------------
    Beginning of period                            $9.89            $9.97
                                                   ------           -----
    Income from investment operations:
         Net investment income                      0.24             0.25
         Net realized and unrealized gain (loss)
           on investments                           0.12            (0.08)
                                                    -----           ------
    Total income from investment operations         0.36             0.17
                                                    -----            ----

    Less distributions:
    Dividends from net investment income           (0.25)           (0.25)

         End of period                             $10.00           $9.89
                                                   ------           -----

Total return:                                        7.22%(a)(c)     1.58%(a)(b)
                                                    -----            -----
Ratios/Supplemental data:
    Net assets, end of period                    $174,854         $139,164
    Ratio of expenses to average net assets         1.12% (c)        1.21% (c)
    Ratio of net income to average net assets       4.78% (c)        5.49% (c)
    Portfolio turnover rate                        12.46%            2.07%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.

C
                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1998 and the
              Years Ended June 30, 1998, 1997, 1996, 1995,and 1994

                                                  Capital Appreciation Portfolio-Institutional Class

                                          Period Ended
                                         Dec. 31, 1998       1998     1997        1996       1995      1994
                                          ------------       -----    ----        ----       ----      ----
                                          (Unaudited)
                                          -----------
Net asset value:
     Beginning of period                        $14.39      $14.25     $13.19      $11.23      $8.95   $9.40
                                                ------      ------     ------      ------      -----   -----
     Income (loss) from investment operations:
          Net investment income (loss)           (0.02)       0.03       0.18       (0.19)     (0.15)  (0.12)
          Net realized and unrealized gain (loss)
            on investments                       (0.97)       0.86       1.48        2.88       2.62   (0.33)
                                                 ------      -----      -----       -----      -----   ------
     Total income (loss) from investment
          operations                             (0.99)       0.89       1.66        2.69       2.47   (0.45)
                                                 ------      -----      -----       -----      -----   ------
     Less distributions from
          net investment income                   0.00       (0.03)     (0.12)       0.00       0.00    0.00
     Less distributions from capital gains       (0.04)      (0.72)     (0.48)      (0.73)     (0.19)   0.00
                                                 ------      ------     ------      ------     ------   ----
          Total Distributions                    (0.04)      (0.75)     (0.60)      (0.73)     (0.19)   0.00
                                                 ------      ------     ------      ------     ------   ----

          End of period                         $13.36      $14.39     $14.25 (a)  $13.19     $11.23   $8.95
                                                ------      ------     ------      ------     ------   -----

Total return:                                   (13.6%)(b)    7.5%      11.7% (a)   26.0%      28.6%   (4.8%)
                                                -------       ----      -----       -----      -----   ------

Ratios/Supplemental data:
     Net assets, end of period (000's omitted)  $7,390       9,175      6,733       2,474        749     654
     Ratio of expenses to average net assets     1.09% (b)   0.76%      0.91%       2.84%      2.69%   2.13%
     Ratio of net income to average net assets  (0.28%)(b)   0.18%      1.31%      (1.54%)    (1.59%) (1.27%)
     Portfolio turnover rate                    69.94%     277.31%    322.07%     179.06%    214.47%   9.09%

(a)  Excludes maximum sales load of 4%
(b)  Annualized  for those  periods  less than twelve  months in  duration.

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
     Six Months Ended December 31, 1998 and the Period from January 7, 1998
                (commencement of class shares) to June 30, 1998


                                             Capital Appreciation- Retail Class

                                                  Period Ended      Period Ended
                                                 Dec. 31,1998      June 30, 1998
                                                   (Unaudited)
Net asset value:                                 -------------    -------------
    Beginning of period                             $14.39        $13.21
                                                    -------       ------
    Income (loss) from investment operations:
         Net investment loss                         (0.04)        (0.03)
         Net realized and unrealized gain (loss)
           on investments                            (0.97)         1.21
                                                     ------         ----
    Total income (loss) from investment operations   (1.01)         1.18
                                                     ------         ----

    Less distributions:
    Dividends from net investment income             (0.04)         0.00
                                                     ------         ----

         End of period                              $13.34 (a)     $14.39 (a)
                                                    ------         ------

Total return:                                      (13.83%)(a)(c)   8.93% (a)(b)
                                                   --------         -----

Ratios/Supplemental data:
    Net assets, end of period                     $292,461       $220,123
    Ratio of expenses to average net assets          1.39% (c)      1.25% (c)
    Ratio of net income to average net assets       (0.58%)(c)     (0.18%)(c)
    Portfolio turnover rate                         69.94%        277.31%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1998 and the
              Years Ended June 30, 1998, 1997, 1996, 1995, and 1994

                                                 Intermediate Government Bond Portfolio-Institutional Class

                                              Period Ended
                                              Dec. 31, 1998     1998      1997       1996      1995     1994
                                              --------------    -----     ----       ----      ----     ----
                                               (Unaudited)
                                               -----------
Net asset value:
        Beginning of period                         $10.60     $10.48    $10.47     $10.56    $10.29   $10.84
                                                    ------     ------    ------     ------    ------   ------
        Income (loss) from investment operations:
             Net investment income                    0.26       0.52      0.54       0.52      0.50     0.47
             Net realized and unrealized gain (loss)
               on investments                         0.09       0.12      0.02      (0.09)     0.27    (0.55)
                                                      -----      -----     -----      ------    -----   ------
        Total income (loss) from investment
             operations                               0.35       0.64      0.56       0.43      0.77    (0.08)
                                                      -----      -----     -----      -----     -----   ------
        Less distributions:
             Dividends from net investment income    (0.26)     (0.52)    (0.55)     (0.52)    (0.50)   (0.47)

        End of period                               $10.69     $10.60    $10.48 (a) $10.47    $10.56   $10.29
                                                    ------     ------    ------     ------    ------   ------

Total return:                                         6.6% (b)   6.3%      5.6% (a)   4.1%      7.9%    (0.8%)
                                                      ----       ----      ----       ----      ----    ------

Ratios/Supplemental data:
        Net assets, end of period (000's omitted)    $3,695      4,009     4,606      7,225     5,518    7,775
        Ratio of expenses to average net assets       1.17% (b)  1.17%     1.02%      1.03%     1.11%    1.05%
        Ratio of net income to average net assets     4.73% (b)  4.93%     5.14%      4.95%     4.84%    4.41%
        Portfolio turnover rate                       0.00%      0.00%    26.88%      4.05%    27.67%   21.02%

        (a)  Excludes maximum sales load of 3%
        (b) Annualized for those periods less than twelve months in duration.

        See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
             Six Months Ended December 31, 1998 and the Period from
        January 27, 1998 (commencement of class shares) to June 30, 1998

                                                    Intermediate Government
                                                         Bond Portfolio
                                                          Retail Class

                                                  Period Ended      Period Ended
                                                  Dec. 31, 1998    June 30, 1998
                                                  (Unaudited)
Net asset value:
    Beginning of period                             $10.59         $10.63
                                                    -------        ------
    Income from investment operations:
         Net investment income                        0.24           0.29
         Net realized and unrealized gain (loss)
           on investments                             0.10          (0.04)
                                                     -----          ------
    Total income from investment operations           0.34           0.25
                                                     -----           ----

    Less distributions:
    Dividends from net investment income             (0.24)         (0.29)

         End of period                              $10.69 (a)     $10.59 (a)
                                                    ------         ------

Total return:                                        6.45% (a)(c)   1.69% (a)(b)
                                                     -----          -----

Ratios/Supplemental data:
    Net assets, end of period                      $27,751        $29,240
    Ratio of expenses to average net assets          1.47% (c)      1.63% (c)
    Ratio of net income to average net assets        4.44% (c)      5.18% (c)
    Portfolio turnover rate                          0.00%          0.00%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
   Six Months ended December 31, 1998 and the Year ended June 30, 1998 and the
   Period from October 1, 1996 (commencement of class shares) to June 30, 1997

                                                International Portfolio- Institutional Class
                                                 Period Ended                 Period Ended
                                                 Dec. 31, 1998     1998       June 30, 1997
                                                 (Unaudited)
Net asset value:                                  ------------   -------   ------------------
     Beginning of period                            $11.75        $11.22         $10.00
                                                    ------        ------         ------
     Income (loss) from investment operations:
          Net investment income                       0.02          0.02           0.15
          Net realized and unrealized gain/(loss)
            on investments                           (0.42)         0.64           1.22
                                                     ------        -----           ----
     Total income (loss) from
          investment operations                      (0.40)         0.66           1.37
                                                     ------        -----           ----

     Less distributions:
          Dividends from net investment income       (0.02)        (0.02)        (0.15)
          Distributions from capital gains           (0.21)        (0.11)         0.00
                                                     ------        ------         ----
       Total Distributions                           (0.23)        (0.13)        (0.15)
                                                     ------        ------         ------

     End of period                                  $11.12        $11.75         $11.22 (a)
                                                    ------        ------         ------

Total return:                                        (6.5%)(b)      6.3%          18.2% (a)(b)
                                                     ------         ----          -----

Ratios/Supplemental data:
     Net assets, end of period (000's omitted)     $10,245        11,474         10,431
     Ratio of expenses to average net assets         1.51% (b)     1.65%          1.48% (b)
     Ratio of net income to average net assets       0.28% (b)     0.21%          1.89% (b)
     Portfolio turnover rate                        17.66%        52.92%         33.77%


(a)  Excludes maximum sales load of 4%
(b) Annualized for those periods less than twelve months in duration.

     See accompanying notes to financial statements.

                                STRATUS FUND, INC.
                               FINANCIAL HIGHLIGHTS
        Six Months ended December 31, 1998 and the Period from January 7,
              1998 (commencement of class shares) to June 30, 1998


                                          International Portfolio - Retail Class
                                               Period Ended        Period Ended
                                               Dec. 31, 1998       June 30, 1998
                                                 (Unaudited)
Net asset value:                                  ----------       -------------
    Beginning of period                             $11.75           $10.33
                                                    -------          ------
    Income (loss) from investment operations:
         Net investment income                        0.00            0.03
         Net realized and unrealized gain (loss)
           on investments                            (0.41)           1.42
                                                     ------           ----
    Total income (loss) from
         investment operations                       (0.41)           1.45
                                                     ------           ----

    Less distributions:
    Dividends from net investment income              0.00           (0.03)
    Distribution from capital gains                  (0.23)           0.00
                                                     ------           ----
         Total distributions                         (0.23)          (0.03)
                                                     ------          ------

         End of period                              $11.11 (a)      $11.75 (a)
                                                    ------          ------

Total return:                                        (6.9%)(a)(c)   13.88%(a)(b)
                                                     ------          ------

Ratios/Supplemental data:
    Net assets, end of period                     $163,305         $125,157
    Ratio of expenses to average net assets          1.81% (c)        1.94% (c)
    Ratio of net income to average net assets        (.02%)(c)        0.27% (c)
    Portfolio turnover rate                         17.66%           52.92%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.

                                STRATUS FUND, INC.
                          Notes to Financial Statements
                                December 31, 1998

1.   Organization
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 1998, the following series are presently authorized and have shares outstanding.

        Growth Portfolio                          Capital Appreciation Portfolio
        Government                                Intermediate Government
         Securities Portfolio                     Bond Portfolio
                                                  International Portfolio

2.   Summary of Significant Accounting Policies
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     Use of Estimates: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     Valuation of Investments
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

2.   Summary of Significant Accounting Policies (Continued)
     All securities are valued in accordance with the above noted policies at the close of each business day.

     The  Growth,  Capital  Appreciation,   and  International   Portfolios  are
     authorized to purchase exchange-traded put and call options.

     At December 31, 1998, the Growth, Capital Appreciation and International Portfolios had no such exchange traded options nor were any purchased during the year then ended.

     The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When the fund makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

     At December 31, 1998, the cost of investment securities is identical for financial reporting and income tax purposes.

     Security Transactions
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     Federal Income Taxes
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are

                               STRATUS FUND, INC.
                          Notes to Financial Statements

2. Summary of Significant Accounting Policies (Continued) charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Government Securities and Intermediate Government Bond Portfolios have unused capital loss carry forwards of approximately $383,000 and $124,000 respectively, available for federal income tax purposes at December 31, 1998. The losses begin expiring in 2003 and 2005 for the Government Securities and Intermediate Government Bond portfolios, respectively.

     Distribution to Shareholders

     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities and Intermediate Government Bond Portfolios declare dividends monthly and the Growth, Capital Appreciation, and International Portfolios declare dividends semi-annually. The dividends declared become payable immediately.

     Cash Equivalents
     Cash Equivalents consist of money market funds which declare dividends daily. As of December 31, 1998, the average yield on such funds was approximately 4.50%.

3.   Fees, Expenses and Related Party Transactions
     The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser). The agreement provides that the Capital Appreciation Portfolio will compensate the Adviser on a performance based scale, whereby the Portfolio will pay a fee of 1.40% per annum of daily average net assets. The fee may be increased or decreased by up to 1.00% of the average daily net assets during the latest 12 months (a rolling average method), depending upon the performance of this Portfolio relative to the Russell 2000 Index. For the six months ended December 31, 1998, the annualized fee was 0.49%.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

3.   Fees, Expenses and Related Party Transactions (Continued)
     The remaining portfolios pay the following advisory fee rates per annum of their average daily net asset values:

               Portfolio                           Annual Fee Rate
               Growth                                  .75%
               Government Securities                   .50%
               Intermediate Government Bond            .65%
               International                          1.15%

     Effective January 1, 1998, the Growth Portfolio's advisory fee was changed to an annual rate of .75% of average annual net assets, and the Capital Appreciation Portfolio's performance-based advisory fee is computed at the annual rate of 1.40% of its daily average net asset value. In addition, the Capital Appreciation Portfolio pays the Adviser an incentive adjustment by which the basic fee may be increased or decreased by up to 1.00% of average daily net assets.

     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments. The agreement provides that the portfolios (except the Growth, Government Securities, and International Portfolios, which pay no fee), will pay the custodian an annual fee which is calculated and billed monthly. The fee calculation does not include cash equivalents. The fee consists of an investment transaction charge of $12 for each transaction, a fee of $100 per account, plus an additional fee calculated in accordance with the following table.

             Net assets of:
               $0 - $10 million                          11 basis points
               $10 - $20 million                          6 basis points
               Over $20 million                         2.5 basis points

     The Fund and each of its Portfolios have retained Lancaster Administrative Services, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. The Fund has also retained SMITH HAYES Financial Services Corporation (the Distributor) to act as the underwriter and distributor of the fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Retail shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

3.   Fees, Expenses and Related Party Transactions (Continued)
     Under the terms of the advisory, custodian, administrative and distribution agreements outlined above, the Portfolios collectively incurred $397,936, $8,322, $169,393 and $2,188 for such services. Of the amount paid to the Distributor, 100% was paid out to Union Bank & Trust Company under a Dealer Service Agreement.

     At December 31, 1998, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                 Payable to   Payable to      Payable
                                   Adviser   Administrator to Distributor  Total
                                   --------  ------------ --------------- ------
     Growth Portfolio               $38,465      $5,129          $253    $43,847
     Government Securities Portfolio 12,622       2,510            43     15,175
     Capital Appreciation Portfolio   8,587         629            68      9,284
     Intermediate Government
        Bond Portfolio                2,083         323             7      2,413
     International Portfolio         10,038         873            39     10,950

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At December 31, 1998, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $16,468 for their brokerage services during the six months ended December 31, 1998.

     The Portfolios also retained SMITH HAYES (the Distributor) to act as the underwriter and distributor of the Fund's shares. The Distributor received $10,250 and paid out $8,830 of this amount as commissions and dealer allowances.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

4.   Securities Transactions
     Purchases of  securities  and proceeds  from sales were as follows for each
Portfolio:

                                               Purchases of     Proceeds
                                                 Securities     from Sales
                                                -----------    ------------
     Growth Portfolio                          $58,314,226     $61,620,273
     Government Securities Portfolio             2,999,375       3,004,078
     Capital Appreciation Portfolio              4,981,460       5,788,767
     Intermediate Government Bond Portfolio          -             550,328
     International Portfolio                     2,062,672       2,345,888

     At December 31, 1998, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                      Aggregate Gross
                                                        Unrealized
                                              Appreciation     Depreciation
                                              ------------     -------------
        Growth Portfolio                       $16,152,311        $217,450
        Government Securities Portfolio            819,904             -
        Capital Appreciation Portfolio             896,991         439,717
        Intermediate Government Bond Portfolio      93,026             -
        International Portfolio                  2,091,507       1,231,152

5.   Capital Share Transactions
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors have authorized twenty million shares to be issued in the Growth Portfolio and ten million each in the Government Securities Portfolio, Capital
     Appreciation Portfolio, Intermediate Government Bond Portfolio, and the International Portfolio.

     Transactions in the capital stock of each Portfolio for the six months ended December 31, 1998 were as follows:
                                                  Growth             Growth
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:           --------------------  ---------------
           Shares sold                         260,378.639         14,591.466
           Shares redeemed                    (480,634.870)        (3,150.274)
           Reinvested dividends                282,123.933          5,379.448
                                               -----------        -----------
           Net increase                         61,867.702         16,820.640
                                                ==========         ==========

                               STRATUS FUND, INC.
                          Notes to Financial Statements

5.   Capital Share Transactions (Continued)

                                              Government         Government
                                       Securities Portfolio Securities Portfolio
                                          Institutional Shares   Retail Shares
         Transactions in shares:        ----------------------  ----------------
           Shares sold                         442,634.088          3,692.238
           Shares redeemed                    (712,609.866)          (691.903)
           Reinvested dividends                 71,825.632            406.380
                                                ----------            -------
           Net increase/(decrease)            (198,150.146)         3,406.715
                                              =============         =========


                                       Capital Appreciation Capital Appreciation
                                               Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:        ----------------------  ----------------
           Shares sold                          79,791.641          7,777.983
           Shares redeemed                    (166,112.118)        (1,222.615)
           Reinvested dividends                  1,881.201             71.132
                                              ------------       ------------
           Net increase/(decrease)             (84,439.276)         6,626.500
                                               ============         =========


                                           Intermediate Gov't Intermediate Gov't
                                              Bond Portfolio     Bond Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:        ----------------------  ----------------
           Shares sold                           2,380.179               .000
           Shares redeemed                     (43,262.841)          (224.550)
           Reinvested dividends                  8,117.582             59.644
                                              ------------          ---------
           Net increase/(decrease)             (32,765.080)          (164.906)
                                               ============          =========


                                               International      International
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:        ----------------------  ----------------
           Shares sold                          54,156.634          6,306.336
           Shares redeemed                    (128,317.194)        (2,547.495)
           Reinvested dividends                 19,467.158            282.225
                                                ----------       ------------
           Net increase/(decrease)             (54,693.402)         4,041.066
                                               ============       ===========

                               STRATUS FUND, INC.
                          Notes to Financial Statements

5.   Capital Share Transactions (Continued)
     At December 31, 1998, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                           Shares         Value
                                                       ------------   ----------
      Growth Portfolio Institutional Class                 67,360     $1,190,254
      Government Securities Portfolio Institutional Class  41,103        411,027
      Capital Appreciation Portfolio Institutional Class   11,020        147,224
      Intermediate Gov't Bond Portfolio Institutional Class 4,219        42,562
      International Portfolio Institutional Class           4,219         46,913


     At December 31, 1998,  UBATCO held, in nominee name,  the following in each
Portfolio:

                                                            Shares        Value
                                                         ------------  ---------
      Growth Portfolio Institutional Class                 3,456,215 $61,071,320
      Growth Portfolio Retail Class                           57,805   1,021,413
      Government Securities Portfolio Institutional Class  2,867,629  28,676,287
      Government Securities Portfolio Retail Class            14,723     147,226
      Capital Appreciation Portfolio Institutional Class     553,018   7,388,320
      Capital Appreciation Portfolio Retail Class             21,986     293,298
      Intermediate Gov't Bond Portfolio Institutional Class  341,060   3,645,928
      Intermediate Gov't Bond Portfolio Retail Class           2,595      27,744
      International Portfolio Institutional Class            920,909  10,240,511
      International Portfolio Retail Class                    10,652     118,339

     Effective January 1, 1998, all shares of the portfolios were designated Institutional Class shares and the issuance of Retail Class A shares of each portfolio was authorized. Retail Class A shares bear a sales load of 1.5% to 4.5% on the purchase of shares and 12b-1 fees. Institutional class shares do not bear a sales load and are not charged 12b-1 fees.